Consolidated Statements of Comprehensive Loss ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement Of Income And Comprehensive Income [Abstract]
Net (loss)/profit	₨ (4,206)	$ (57.3)	₨ (2,269)	₨ 78
Add: Non-controlling interest	5	0.1	(68)	60
Less: Total comprehensive income attributable to non-controlling interest, included in other comprehensive loss/(gain)	0	0.0	0	0
Other comprehensive (loss)/gain, net of tax
Foreign currency translation	1,600	21.9	(4,811)	(2,343)
Effective portion of cashflow hedge	(778)	(10.6)	4,243	2,227
Income tax effect on effective portion of cash flow hedge	143	2.0	(621)	(314)
Unrealized loss on available-for-sale securities				(23)
Total other comprehensive (loss)/gain	965	13.3	(1,189)	(453)
Total comprehensive loss	₨ (3,236)	$ (43.9)	₨ (3,526)	₨ (315)